Debt Securities In Issue - Summary of Debt Securities in Issue (Detail) £ in Millions	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)
Debt securities in issue [line items]
Debt securities		£ 40,558		£ 41,129
Notional amount		225,277		205,172
Medium Term Notes
Debt securities in issue [line items]
Debt securities		15,106		15,480
Euro 35bn Global Covered Bond Programme
Debt securities in issue [line items]
Debt securities		20,631		19,004
Notional amount | €	€ 35,000,000,000		€ 35,000,000,000
Certificates of Deposit
Debt securities in issue [line items]
Debt securities		1,795		2,806
Credit Linked Note
Debt securities in issue [line items]
Credit linked notes		55		60
Securitisation Programmes
Debt securities in issue [line items]
Debt securities		£ 2,971		£ 3,779